Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,	December 31,
	2021	2020
Lab equipment	$30	$30
Computer and office equipment	127	133
Furniture and fixtures	64	64
Construction in process	74	—

	295	227
Less accumulated depreciation and amortization	(204)	(193)

	$91	$34